Document and Entity Information Document	Jun. 07, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 07, 2023
Entity Registrant Name	Valaris Limited
Entity Incorporation, State or Country Code	D0
Entity File Number	001-08097
Entity Tax Identification Number	98-1589854
Entity Address, Address Line One	Clarendon House, 2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, State or Province	BM
Entity Address, Postal Zip Code	HM 11
City Area Code	44 (0)
Local Phone Number	20 7659 4660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000314808
Common Class A
Entity Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	VAL
Security Exchange Name	NYSE
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Shares
Trading Symbol	VAL WS
Security Exchange Name	NYSE